Schedule of Provisional Allocation of Purchase Price to The Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical)	Apr. 22, 2026
Green Marine Energy Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of acquired voting interest	50.50%